Share-Based Payment - Schedule of Share-Based Compensation Expense (Details) - USD ($)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Schedule of Share-Based Compensation Expense [Line Items]
Share-based compensation expense	$ 2,467,911	$ 3,168,016	$ 2,478,295
General and administrative expenses [Member]
Schedule of Share-Based Compensation Expense [Line Items]
Share-based compensation expense	2,280,470	2,880,987	2,333,023
Selling and marketing expenses [Member]
Schedule of Share-Based Compensation Expense [Line Items]
Share-based compensation expense	179,938	275,562	129,060
Cost of Revenues [Member]
Schedule of Share-Based Compensation Expense [Line Items]
Share-based compensation expense	$ 7,503	$ 11,467	$ 16,212